Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs Abstract [Abstract]
Disclosure of detailed information about borrowings

(in millions)	December 31, 2022	December 31, 2021
Current:
Term loans	$223	$297
Non-current:
Term loans	2,288	1,716
Total	$2,511	$2,013
Movements in interest bearing borrowings during the reporting period were as follows:

(in millions)	December 31, 2022	December 31, 2021
Opening balance	$2,013	$2,338
New loans and borrowings	971	618
Repayments	(301)	(882)
Other	(172)	(61)
Ending balance	$2,511	$2,013
The following table summarizes term loan facilities. The below arrangements are all considered to be secured.

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	2022 Carrying Amount	2021 Carrying Amount
2018 Tool Equipment Purchase and Lease Financing(1)	USD	LIBOR + 1.60%	Quarterly	Quarterly	2023	19	75
2019 Tool Equipment Purchase and Lease Financing(2)	USD	LIBOR + 1.75%	Quarterly	Quarterly	2024	85	84
2019 USD Dresden Equipment Financing(3)	USD	LIBOR + 1.75%	Semi-Annual	Semi-Annual	2024	36	36
2020 USD Equipment Financing(4)	USD	LIBOR + 1.90%	Quarterly	Quarterly	2025	59	59
2019 EUR Dresden Equipment Financing(3)	EUR	EURIBOR + 1.75%	Semi-Annual	Semi-Annual	2026	13	14
Various(5)	EUR, USD	Various	Various	Various	2024-2026	11	29
Current total						223	297
Non-current:
2019 Tool Equipment Purchase and Lease Financing(2)	USD	LIBOR + 1.75%	Quarterly	Quarterly	2024	21	106
2019 USD Dresden Equipment Financing(3)	USD	LIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	108	144
2020 USD Equipment Financing(4)	USD	LIBOR + 1.90%	Quarterly	Quarterly	2025	93	152
USD Term Loan A	USD	LIBOR + 2.90%	Quarterly	Semi-Annual	2025	649	647
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	89	94
2019 EUR Dresden Equipment Financing(3)	EUR	EURIBOR + 1.75%	Semi-Annual	Semi-Annual	2026	387	423
2021 SGD EDB Loan	SGD	1.40%	Semi-annual	Semi-annual	2041	923	90
Various	EUR, USD	Various	Various	Various	2024-2027	18	60
Non-current total						2,288	1,716
Total						$2,511	$2,013
(1)On March 2, 2018, GLOBALFOUNDRIES SINGAPORE PTE, LTD. (“GFS”) entered into several Equipment Purchase and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ Fabs in Singapore for a total of $375 million. The total minimum lease payments amount to $375 million, to be paid in equal quarterly installments through March 1, 2023.
(2)On January 21, 2019, GFS entered into several Equipment Purchase Agreements and Lease Agreements with five banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ Fabs in Singapore for a total of $425 million.
(3)On October 31, 2019, the Company, GLOBALFOUNDRIES Dresden Module One Limited Liability Company & Co., KG. and GLOBALFOUNDRIES Dresden Module Two Limited Liability Company & Co. KG. entered into a term facilities agreement with Bank of America Merrill Lynch International Designated Activity Company and ING Bank, a branch of ING-DIBA AG, as coordinating mandated lead arrangers, and Bank of America Merrill Lynch International Designated Activity Company as facility and security agent, which provides a maximum incremental facility commitment totaling $750 million secured by certain qualifying equipment assets.
(4)On April 23, 2020, GLOBALFOUNDRIES SINGAPORE PTE, LTD. entered into several Equipment Purchase Agreements and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ fabrication facilities in Singapore for a total of $300 million.
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:
+

(in millions)	December 31, 2022	December 31, 2021
SGD EDB Loan	42	1,029
Revolving Credit Facility	1,012	1,009
Singapore Factoring	—	75
Uncommitted Credit Facilities(1)	64	31
Total	$1,118	$2,144
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.